Schedule of deposits (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule Of Deposits
Rent deposit	$ 178,616	$ 21,133
Utilities deposit	728	416
Deposit for commodity purchase	2,000,175
Total deposit	$ 2,179,519	$ 21,549